SHAREHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2022
SHAREHOLDER'S EQUITY
SHAREHOLDER'S EQUITY
23.   SHAREHOLDER’S EQUITY

23.1  Share capital

On December 31, 2022, the share capital of the Company is of R$ 12,484,424, composed of 1,383,206,405 registered common shares without par value (R$ 12,481,683 composed of 1,379,584,737 registered common shares without par value on December 31, 2021).

23.2  Dividends payment policy

The shareholders are entitled to receive every year a mandatory minimum dividend of 30% of net income, considering principally the following adjustments:

➢	Increase in the amounts resulting from the reversal, in the period, of previously recognized reserves for contingencies.
➢	Decrease in the amounts intended for the recognition, in the period, of the legal reserve and reserve for contingencies.
➢	Whenever the amount of the minimum mandatory dividend exceeds the realized portion of net income for the year, management may propose, and the General Meeting approves, allocate the excess to the constitution of the unrealized profit reserve (article 197 of Law No. 6,404/76).

In addition, dividends were proposed for the year ended December 31, 2021 in the amount of R$ 180,772, equivalent to the remuneration of R$0.1315 per share based on the net income in the period which were paid on December 27, 2022. According to the Company’s bylaws and in the article 197 of Law No. 6,404/76 the amount of R$133,616 referring to the portion of minimum mandatory dividends exceeding the realized net income for the year was submitted to approval in the Annual General Meeting held in April 2022, for constitution of unrealized profit reserve.

The Board of Directors may pay or credit interest on net equity in accordance with applicable law.

For the year ended December 31, 2022, the Company recorded a loss, not resulting in the dividend payment.

23.3        Treasury shares

As of December 31, 2022 and 2021, item “Treasury shares” has the following composition:

	Number of shares	Amount R$ (thousands)	Average price per share - R$
Balance as of December 31, 2020	316,701	11,667	38.04
Used	(754,719)	(34,438)	45.63
Acquired	5,337,558	174,113	32.62
Balance as of December 31, 2021	4,899,540	151,342	30.89
Used	(377,585)	(9,282)	24.58
Acquired	5,391,900	120,300	22.31
Balance as of December 31, 2022	9,913,855	262,360	26.46

The minimum and maximum cost of the balance of treasury shares as of December 31, 2022 are R$21.11 and R$24.07 (R$25.74 and R$50.93 in December 31,2021), respectively.

23.4        Capital reserve

In the year ended December 31, 2022, there was an increase of R$247,048 (R$76,865 on December 31, 2021) related to changes in stock option plans and restricted shares.

In the year ended December 31, 2021, the capital reserve had decreased by R$650,196, due to the absorption of losses, for the year ended December 31, 2020.

The capital reserve as of December 31, 2022 amounted to R$10,540,885  (R$10,478,804 as of December 31, 2021).

During the year-end period ended December 31, 2022, the balance referring to the effects of the conversion of balance sheets of subsidiaries in hyperinflationary economies presented in capital reserves (share premium and additional paid-in capital) and in profit reserves (retained earnings) in the statement of changes in equity was reclassified to other comprehensive income, also a component of the Company's equity, for a better consolidated presentation of these impacts in this statement. This reclassification in the amount of R$ 193,261 does not have any effect on the equity and financial position presented by the Company in this period;

23.5        Profit reserve

The Company used the remaining balance of profit reserves to absorb the accumulated losses at the end of the 2022.

23.6        Cumulative translation adjustment – Other comprehensive income

The Company recognizes in this equity item the exchange rate variation effect from investments in foreign subsidiaries, including exchange rate variations in a hyperinflationary economy, actuarial gains and losses arising from the employee benefit plan, and the effect from cash flow hedge operations. For exchange rate variation, the accumulated effect will be reversed to statement of profit or loss as a gain or loss only in the event of disposal or write-off of the investment. For actuarial losses and gains, the amounts will be recognized when the actuarial liability is remeasured. The cash flow hedge transactions are transferred to the statement of profit or loss in case an ineffective portion is identified or when the hedge relationship is terminated.